Investment (Details) - USD ($) $ in Millions		6 Months Ended
	Nov. 13, 2018	Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
SVTP Preerred Shares-other investment	1,879,699
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	19.90%
Disposal Group, Including Discontinued Operation, Consideration	$ 2.1
Other Investment Not Readily Marketable, Description		no known identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment